UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21665

Hatteras Multi-Strategy TEI Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

 (Name and address of agent for service)

registrant's telephone number, including area code:  (919) 846-2324

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

(a Delaware Limited Partnership)

AND

HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC

(a Cayman Islands limited duration company)

Consolidated Financial Statements

For the year ended March 31, 2008

with Report of Independent Registered Public Accounting Firm

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

(a Delaware Limited Partnership)

AND

HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC

(a Cayman Islands limited duration company)

For the year ended March 31, 2008

Deloitte & Touche LLP 1700 Market Street Philadelphia, PA 19103-3984 USA
Tel:	+1 215 246 2300
Fax:	+1 215 569 2441
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of
Hatteras Multi-Strategy TEI Fund, L.P. and
Hatteras Multi-Strategy Offshore Fund, LDC:

We have audited the accompanying consolidated statement of assets, liabilities and partners’ capital of Hatteras Multi-Strategy TEI Fund, L.P. and Hatteras Multi-Strategy Offshore Fund, LDC (the “Funds”) as of March 31, 2008, and the related consolidated statements of operations and cash flows for the year then ended and the consolidated statements of changes in partners’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hatteras Multi-Strategy TEI Fund, L.P. and Hatteras Multi-Strategy Offshore Fund, LDC as of March 31, 2008, the results of their consolidated operations and their consolidated cash flows for the year then ended and the consolidated changes in their partners’ capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the Master Fund’s financial statements, which accompany these financial statements, the Master Fund’s financial statements include investments in Underlying Funds valued at $1,086,374,717 (92% of the Master Fund’s total assets) as of March 31, 2008, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the managers of the Underlying Funds.

May 27, 2008

1

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Consolidated Statement of Assets, Liabilities and Partners’ Capital
March 31, 2008

Assets
Investment in Hatteras Master Fund, L.P., at fair value (cost $289,716,438)	$303,845,376
Cash and cash equivalents	305,000
Receivable for withdrawal from Hatteras Master Fund, L.P.	45,000,000
Investment in Hatteras Master Fund, L.P. paid in advance	12,132,565
Interest receivable	4,141
Prepaid assets	728

Total assets	$361,287,810

Liabilities and partners' capital
Withdrawals payable	$43,259,397
Contributions received in advance	12,388,525
Due to affiliates (Note 4)	200,000
Withholding tax payable	315,399
Servicing fee payable	217,643
Other liabilities from Topiary Feeder Fund (Note 1)	66,578
Professional fees payable	39,221
Accounting and administration fees payable	20,539
Custodian fees payable	2,461
Other accrued expenses	12,944

Total liabilities	56,522,707

Partners' capital	304,765,103

Total liabilities and partners' capital	$361,287,810

Partners' capital:
Capital contributions (net)	295,285,570
Accumulated net investment loss	(7,385,482)
Accumulated net realized gains	3,381,248
Accumulated net unrealized appreciation on investments	13,483,767
Partners' capital	$304,765,103

See Notes to Consolidated Financial Statements
2

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Consolidated Statement of Operations
For the year ended March 31, 2008

Net investment loss allocated from Hatteras Master Fund, L.P.
Dividends	$1,310,181
Interest	92,145
Expenses	(3,149,263)
Net investment loss allocated from Hatteras Master Fund, L.P.	(1,746,937)

Fund investment income
Interest	74,341

Fund expenses
Servicing fee	1,850,070
Withholding tax expense	966,079
Accounting and administration fees	210,154
Repayment to the Investment Manager for prior reimbursements	137,396
Professional fees	54,178
Registration fees	43,000
Custodian fees	1,242
Insurance fees	1,204
Other expenses	66,463
Total Fund expenses	3,329,786

Net investment loss	(5,002,382)

Realized gain and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments	2,729,681
Net increase in unrealized appreciation / depreciation on investments	645,507

Net realized gain and change in unrealized appreciation on investments allocated from Hatteras Master Fund, L.P.	3,375,188

Net decrease in partners' capital resulting from operations	$(1,627,194)

See Notes to Consolidated Financial Statements
3

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Consolidated Statement of Changes in Partners' Capital
For the year ended March 31, 2008

	General Partner's Capital	Limited Partners' Capital	Total Partners' Capital

Partners' Capital, at April 1, 2006	$94,627	$32,175,377	$32,270,004

Capital contributions	-	93,567,770	93,567,770

Capital withdrawals	(363,090)	(4,482,424)	(4,845,514)

Net investment loss	-	(1,931,110)	(1,931,110)

Net realized gain from investments	-	671,027	671,027

Net increase in unrealized appreciation on investments	-	10,516,681	10,516,681

Actual Performance Allocation from January 1, 2006 to December 31, 2006	363,090	(363,090)	-

Reverse accrued Performance Allocation from January 1, 2006 to March 31, 2006	(94,627)	94,627	-

Accrued Performance Allocation from January 1, 2007 to March 31, 2007	268,982	(268,982)	-

Partners' Capital, at March 31, 2007	$268,982	$129,979,876	$130,248,858

Capital contributions	-	137,707,362	137,707,362

Capital contributions from Topiary Feeder Fund (Note 1)		88,340,142	88,340,142

Capital withdrawals	(784,533)	(49,119,532)	(49,904,065)

Net investment loss	-	(5,002,382)	(5,002,382)

Net realized gain from investments	-	2,729,681	2,729,681

Net increase in unrealized appreciation / depreciation on investments	-	645,507	645,507

Actual Performance Allocation from January 1, 2007 to December 31, 2007	784,533	(784,533)	-

Reverse accrued Performance Allocation from January 1, 2007 to March 31, 2007	(268,982)	268,982	-

Accrued Performance Allocation from January 1, 2008 to March 31, 2008	-	-	-

Partners' Capital, at March 31, 2008	$-	$304,765,103	$304,765,103

See Notes to Consolidated Financial Statements
4

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Consolidated Statement of Cash Flows
For the year ended March 31, 2008

Cash flows from operating activities:
Net decrease in partners' capital resulting from operations	$(1,627,194)
Adjustments to reconcile net decrease in partners' capital resulting from operations to net cash used in operating activities:
Purchases of interests in Hatteras Master Fund, L.P.	(220,675,710)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	49,499,179
Net investment loss allocated from Hatteras Master Fund, L.P.	1,746,937
Net realized gain from investments allocated from Hatteras Master Fund, L.P.	(2,729,681)
Net increase in unrealized appreciation allocated from Hatteras Master Fund, LP	(645,507)
Increase in receivable for withdrawal from Hatteras Master Fund, L.P.	(43,120,000)
Increase in investment in Hatteras Master Fund, L.P. paid in advance	(6,757,309)
Decrease in due from Investment Manager	13,725
Increase interest receivable	(1,239)
Decrease in prepaid assets	239
Increase in due to affiliates	200,000
Increase in witholding tax payable	223,399
Increase in servicing fee payable	131,757
Increase in other liabilities	66,578
Increase in professional fees payable	10,845
Decrease in accounting and administration fees payable	(3,594)
Decrease in custodian fees payable	(2,712)
Decrease in other accrued expenses	(1,652)
Net cash used in operating activities	(223,671,939)

Cash flows from financing activities:
Capital contributions (including increase in contributions received in advance)	143,911,887
Capital contributions from Topiary Feeder Fund (Note 1)	88,340,142
Capital withdrawals (net of increase in withdrawals payable)	(9,249,627)
Net cash provided by financing activities	223,002,402

Net change in cash and cash equivalents	(669,537)

Cash and cash equivalents at beginning of year	974,537
Cash and cash equivalents at end of year	$305,000

See Notes to Consolidated Financial Statements
5

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008

1.	Organization

Hatteras Multi-Strategy TEI Fund, L.P. (the "Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on April 1, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is designed for investment primarily by tax-exempt and tax-deferred investors. The Fund's investment objective is to generate consistent long-term appreciation and returns across all market cycles. Investors who acquire interests in the Fund ("Interests") are the Limited Partners (each, a "Limited Partner" and together, the "Limited Partners") of the Fund. To achieve its objective, the Fund will provide its Limited Partners with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets in the Hatteras Multi-Strategy Offshore Fund, LDC (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund.

The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Hatteras Master Fund, L.P. (the “Master Fund”), and commenced operations on April 1, 2005. The Offshore Fund enables tax-exempt limited partners to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt limited partners regardless of their tax-exempt status. The Offshore Fund will in turn invest substantially all of its assets in the Master Fund, a Delaware limited partnership, which is also registered under the 1940 Act.

The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund. The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets.

At March 31, 2008, the Fund owned 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owned 28.92% of the beneficial interests in the Master Fund. These financial statements are the consolidation of the Fund and the Offshore Fund (together “the Funds”). Intercompany balances and transactions have been eliminated through consolidation.

Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund (the "General Partner"). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business.

6

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

1.	Organization (continued)

Effective October 1, 2007, according to the agreement and plan of reorganization (the “TEI Agreement” and, together with the Master Fund Agreement, (as defined in the Master Fund’s financial statements), the “Agreements”) by and between the Fund together with the Master Fund, and Topiary Benefit Plan Investor Fund LLC (the “Topiary Feeder Fund”), the Topiary Feeder Fund transferred substantially all of the assets and liabilities valued at approximately $88,340,142 to the Fund in exchange for limited partnership interests in the TEI Fund, and distributed such limited partnership interests in the Master Fund to the members of the Topiary Feeder Fund in accordance with their respective interests. At March 31, 2008, the Funds’ remaining liabilities assumed from the Topiary Feeder fund were $66,578; consisting of professional and administration fees of $58,642, incentive fees of $120,444, less a management fee reimbursement of $112,508.

2.	Significant Accounting Policies

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Investment Valuation

Valuation of the Offshore Fund’s interest in the Master Fund is based on the investment in Underlying Funds, as defined in the Master Fund’s financial statements, held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds as required by the Underlying Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The accounting policies of the Master Fund, including the valuation of Underlying Funds held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund, which are included elsewhere in this report.

b. Allocations from Master Fund

As required by accounting principles generally accepted in the United States of America, the Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

7

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

2.	Significant Accounting Policies (continued)

c. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Funds are charged to each Fund. Each Fund will also bear, as an investor in the Master Fund, its allocable portion of the fees and expenses of the Master Fund. Because the Funds bear their proportionate share of the management fees of the Master Fund, the Funds pay no direct management fee to the Investment Manager.

d. Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Funds’ allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e. Cash and Cash Equivalents

Cash and cash equivalents include amounts held in an interest bearing demand deposit account. At March 31, 2008, the Funds held $305,000 in an interest bearing demand deposit account. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such bank deposits.

f. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reported period. Actual results could differ from those estimates.

3.	Allocation of Limited Partners’ Capital

Net profits or net losses of the Funds for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the partners’ capital of the Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners' respective investment percentages.

8

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

3.	Allocation of Limited Partners’ Capital (continued)

Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests arerepurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Fund.

The Fund will maintain a separate capital account (“Capital Account”) on its books for each Limited Partner. Each Limited Partner's capital account will have an opening balance equal to the Limited Partner's initial contribution to the capital of Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner's Interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of net profits or net losses of the Fund.

4.	Related Party Transactions and Other

In consideration for investor services, the Fund will pay Hatteras Investment Partners, LLC (in such capacity, the "Servicing Agent") an investor servicing fee at the annual rate of 0.75% of the net asset value of the interests beneficially owned by customers of the Servicing Agent or any service provider who has entered into a service provider agreement with the Servicing Agent. The investor servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Fund on a pro-rata basis. The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any service fees during the period ended March 31, 2008.

The Investment Manager has contractually agreed to reimburse certain expenses for the initial period November 1, 2005 through April 1, 2007, so that the total annual expenses will not exceed 2.35% for the Fund (the “Expense Limitation”). The agreement will automatically renew for one-year terms after the initial period until terminated by the Investment Manager or the Fund. The Fund will carry forward, for a period not to exceed three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the expense limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the expense limitation disclosed in the then effective confidential memorandum. During the period ended March 31, 2008 the Fund fully repaid the Investment Manager for expenses previously reimbursed in the amount of $137,396. This amount is represented on the Consolidated Statement of Operations.

The Fund has a payable at March 31, 2008 on the Consolidated Statement of Assets, Liabilities and Partners’ Capital in the amount of $200,000 for a subscription received in error due to a fund affiliated with the Investment Manager.

9

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

4.	Related Party Transactions and Other (continued)

The General Partner generally receives an annual performance-based allocation (the “Performance Allocation”) with respect to the Capital Account of each Limited Partner. The Performance Allocation is calculated generally as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner’s Capital Account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds (a) any Loss Carryforward Amount (as defined below) for such Limited Partner plus (b) the non-cumulative “hurdle amount” (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). The Performance Allocation with respect to each applicable Limited Partner’s Capital Account shall be deducted from such Capital Account and allocated to the Capital Account of the General Partner. For the period from January 1, 2008 to March 31, 2008 there was no performance based allocation.

If at the end of any calendar year, the net losses allocated to a Limited Partner’s Capital Account exceed the net profits so allocated, then a Loss Carryforward Amount shall be established for the Limited Partner. No Performance Allocation shall be deducted from the Capital Account of any Limited Partner unless the excess of net profits over net losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. If a Limited Partner withdraws completely from the Fund other than at the end of a calendar year, a Performance Allocation shall be made with respect to such Limited Partner’s Capital Account as of the date of complete withdrawal as if such date were the end of a calendar year and the hurdle amount will be pro-rated.

UMB Bank, n.a. serves as custodian of the Funds’ assets and provides custodial services for the Funds. UMB Investment Services Group serves as administrator and accounting agent to the Funds and provides certain accounting, record keeping and investor related services. The Funds pay a monthly fee to the custodian and administrator based upon average partners’ capital, subject to certain minimums.

5.	Federal Income Taxes

For Federal income tax purposes, the Fund is treated as a partnership, and each partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains and losses of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund’s income. Under current Cayman Islands legislation, there are no taxes payable by the Offshore Fund. The Offshore Fund has been advised by its United States counsel that it generally should not be subject to United States income tax, except as further detailed in the Fund’s confidential offering memorandum. United States withholding taxes as described in the Fund’s confidential offering memorandum have been recorded on the statement of operations.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007.

10

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

5.	Federal Income Taxes (continued)

The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended March 31, 2008, the Fund did not have a liability for any unrecognized tax benefits.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. For the tax years ended December 31, 2005 through December 31, 2007 the Fund is open to examination by U.S. federal tax authorities and state tax authorities within Georgia, New Jersey, and New York. For the tax years ended December 31, 2006 and December 31, 2007 the Fund is open for examination within Missouri.

6.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.	Line of Credit

On May 1, 2006, the Master Fund, along with its limited partners, including the Fund entered into a $20,000,000 unsecured, uncommitted revolving loan facility (“Facility”), for the purpose to finance short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts, the investment in new managers, or as general working capital. The Facility can be terminated on demand by the lender. The Facility was increased for a ninety day period on October 1, 2007 to $65,000,000 and reduced to $30,000,000 on November 26, 2007. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of (a) the prime commercial rate as announced from time to time, or (b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At March 31, 2008, the Master Fund had no borrowings, fees or interest payable outstanding under the Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended March 31, 2008 was 6.79%, $3,730,874, and $55,000,000, respectively. The Fund did not directly borrow or pay Facility expenses during the year, rather the Master Fund paid all expenses related to the Facility for the period ended March 31, 2008 and allocated to the Fund its proportional share of the expenses in the amount of $87,731.

11

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

8.	Repurchase of Interests

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Fund generally expects to offer repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Fund does not intend to distribute to the partners any of the Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.	Indemnification

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Consolidated Financial Highlights

The financial highlights are intended to help an investor understand the Funds’ financial performance for the past period. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. The General Partner’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on incentive arrangements and the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners’ capital. The ratios include the Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Funds are invested 100% in the Master Fund.

12

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Notes to Consolidated Financial Statements - March 31, 2008 (continued)

10.	Consolidated Financial Highlights (continued)

	For the year ended March 31,
	2008		2007	2006

Total return amortizing organizational expenses and before Performance Allocation	-	**	- **	11.50%*
Organization expense	-		-	(0.35)%
Total return before Performance Allocation	2.39%		8.01%	11.15%
Performance Allocation	(0.26)%		(0.55)%	(1.15)%
Total return after expensing organizational expenses and Performance Allocation	2.13%		7.46%	10.00%

Net investment loss before Performance Allocation	(2.14)%		(2.24)%	(3.49)%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation	2.77%		2.87%	4.72%
Performance Allocation	0.22%		0.62%	1.21%
Total expenses and Performance Allocation before reimbursement from Investment Manager	2.99	%***	3.49%	5.93%
Reimbursement from Investment Manager	0.00%		(0.08)%	(0.87)%
Net expenses	2.99%		3.41%	5.06%

Limited Partners' capital, end of year (000)	$304,765		$129,980	$32,175

Portfolio Turnover Rate (Master Fund)	9.54%		14.03%	19.35%

* Total return is not annualized and indicative of amortizing organizational expenses over 60 months for tax purposes.
** Organizational costs were fully expensed as of March 31, 2006.
*** Ratio includes Repayment to Investment Manager for prior reimbursements in the amount of 0.06%

11.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (SFAS 157), “Fair Value Measurements”, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issues for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The adoption of SFAS 157 is not expected to have a material impact on the Funds’ financial statements.

12.	Subsequent Events

Effective April 1, 2008 and May 1, 2008, there were additional capital contributions of $12,388,525 and $13,735,000 respectively.

13

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Board of Directors (unaudited)

The identity of the Board Members and brief biographical information is set forth below.

Name, Age & Address	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director or Officer
INTERESTED DIRECTORS
David B. Perkins*, 45 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	President and Chairman of the Board of Directors of each fund in the Fund Complex	Since Inception	Mr. Perkins has been Chairman and President of each fund in the Fund Complex since inception. Mr. Perkins became the President and Managing Principal of the Investment Manager in September 2003 and became the co-founder and Managing Partner of CapFinancial Partners, LLC in April 2003. Prior to that, he was Managing Partner at Wachovia Securities Financial Network, Inc. from June 2002 to September 2003 and Managing Principal of CapTrust Financial Advisors, LLC from October 1997 to June 2002.	5
INDEPENDENT DIRECTORS
Steve E. Moss, 52 918 Meadow Lane Henderson, NC 27536	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996. Mr. Moss has been a Director and Member of the Audit Committee of each fund in the Fund Complex since December 2004.	5
H. Alexander Holmes, 65 3408 Landor Road Raleigh, NC 27609	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993. Mr. Holmes has been a Director and Member of the Audit Committee of each Fund in the Fund complex since December 2004.	5
Gregory S. Sellers, 46 2643 Steeplechase Road Gastonia, NC 28056	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Sellers became the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer, in April 2003. Prior to that, he was the Vice President of Finance at Parksdale Mills, Inc., a cotton and cotton blend yarns producer, from January 1991 to April 2003. Mr. Sellers has been a Director and Member of the Audit Committee of each fund in the Fund Complex since December 2004.	5
Art Lottes, 55 4813 Wynneford Way Raleigh, NC 27615	Director; Audit Committee Member of each fund in the Fund Complex	Since November 2007	Mr. Lottes was the President of CARQUEST Corporation, an automotive aftermarket company until December 2005. Mr. Lottes was a Board member of CARQUEST and General Parts until December 2005.	5

* Mr. Perkins is deemed to be an "interested" Director of the Funds because of his affiliation with the Investment Manager.

14

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Fund Management (unaudited)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name, Age & Address	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director or Officer
OFFICERS
J. Michael Fields, 33 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer of each fund in the Fund Complex	Since Inception
Mr. Fields has been the Treasurer since inception of the Funds. Mr. Fields became a Director of the Investment Manager in September 2003. Prior to joining the Investment Manager, Mr. Fields was employed by CapTrust Financial Advisors from August 2002 to September 2003. Prior to joining CapTrust, Mr. Fields was employed by Morgan Stanley in Atlanta, Georgia from January 2000 to August 2002.
N/A
Andrew P. Chica, 32 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer of each fund in the Fund Complex	Since 2008
Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Mark C. Brunner, 32 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary of each fund in the Fund Complex	Since 2008
Mr. Brunner joined Hatteras in July 2007 to serve as Manager of the Fund Complex. He directs day-to-day operations of the Hatteras Funds and also serves as Secretary of each fund in the Fund Complex. Prior to joining Hatteras, Mr. Brunner managed portfolio accounting at BlackRock in Wilmington, DE. From October 2003 to February 2007, he worked as a Supervisor of Fund Accounting for mutual fund clients at Delaware Investments. He served in a similar accounting role at SEI Investments from September 1998 to September 2003.
N/A

15

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)

Other Information (unaudited)

2008 Proxy Results

A Special Meeting of the Limited Partners of the Fund was held on November 26, 2007 as reconvened on December 3, 2007 to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:

1.	Approval of Directors.

Director	Votes For	Votes Witheld
H. Alexander Holmes	99.460%	0.540%
Arthur E. Lottes, III	99.460%	0.540%
Steve E. Moss	99.895%	0.105%
David Perkins	99.769%	0.231%
Gregory S. Sellers	99.895%	0.105%

2.	To Appoint Deloitte & Touche LLP as the Funds' independent registered public accounting firm for the fiscal year ending March 31, 2008.

Votes For	98.584%
Against the resolution	1.416%
Abstained	0%

Proxy Voting

For free information regarding how the Fund voted proxies during the period ended June 30, 2007, or to obtain a free copy of the Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

16

I - Financial Statements of Hatteras Master Fund, L.P.

 HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Financial Statements

For the year ended March 31, 2008

with Report of Independent Registered Public Accounting Firm

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

For the year ended March 31, 2008

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Partners’ Capital	7
Statement of Operations	8
Statement of Changes in Partners' Capital	9
Statement of Cash Flows	10
Notes to Financial Statements	11
Board of Directors (unaudited)	19
Fund Management (unaudited)	20
Other Information (unaudited)	21

Deloitte & Touche LLP 1700 Market Street Philadelphia, PA 19103-3984 USA
Tel:	+1 215 246 2300
Fax:	+1 215 569 2441
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of
Hatteras Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners’ capital of Hatteras Master Fund, L.P. (the “Master Fund”), including the schedule of investments, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended and the statements of changes in partners’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2008, by correspondence with the Underlying Fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras Master Fund, L.P. as of March 31, 2008, the results of its operations and its cash flows for the year then ended and the changes in its partners’ capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the Master Fund’s financial statements, the Master Fund’s financial statements include investments in Underlying Funds valued at $1,086,374,717 (92% of the Master Fund’s total assets) as of March 31, 2008, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the managers of the Underlying Funds.

May 27, 2008

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments - March 31, 2008

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL
Percentages are as follows:

	Cost	Fair Value
Investments in Underlying Funds (103.41%)

Absolute Return (20.10%) [c]
Broad Peak Fund, L.P. [a,b]	$12,000,000	$12,491,796
Citadel Derivatives Group Investors, LLC [a,b]	3,413,210	4,038,452
Citadel Wellington Partners, LLC [a,b]	19,747,987	23,675,574
Courage Special Situations Fund, L.P. [a,b]	4,827,675	5,297,076
D.E. Shaw Composite Fund, LLC [a,b]	16,000,000	18,854,039
JANA Partners Qualified, L.P. [a,b]	5,146,300	4,808,895
Marathon Fund, L.P. [a,b]	11,121,137	10,683,905
Montrica Global Opportunities Fund, L.P. [a,b]	16,000,000	15,185,568
OZ Asia Domestic Partners, L.P. [a,b]	15,000,000	16,668,354
Paulson Advantage, L.P. [a,b]	20,000,000	20,689,741
Paulson Partners Enhanced, L.P. [a,b]	7,000,000	11,642,070
Perry Partners, L.P. [a,b]	10,404,723	10,182,051
PSAM WorldArb Partners, L.P. [a,b]	6,000,000	5,349,586
Smith Breeden Mortgage Partners, L.P. [a,b]	11,413,258	12,327,529
Stark Investments, L.P. [a,b]	12,000,000	12,979,723
UC Financials Fund Limited [a,b]	1,371,554	1,247,098
Waterstone Market Neutral Fund, L.P. [a,b]	11,000,000	12,999,361
Whitebox Diversified Convertible Arbitrage Fund, L.P. [a,b]	12,000,000	12,057,878
		211,178,696

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments - March 31, 2008 (continued)

	Cost	Fair Value
Energy and Natural Resources (15.08%) [c]
Arclight Energy Partners Fund III, L.P. [b]	$3,912,119	$3,917,012
Arclight Energy Partners Fund IV, L.P. [a,b]	1,573,929	1,558,745
Black River Commodity Multi Strategy Fund, L.P. [a,b]	7,000,000	8,403,225
Blackrock SSR Energy and Natural Resources Hedge Fund, L.P. [a,b]	19,700,000	20,399,014
Cadent Energy Partners II, L.P. [a,b]	1,143,969	1,062,160
CamCap Resources, L.P. [a,b]	18,000,000	18,301,264
Centennial Energy Partners, L.P. [a,b]	15,000,000	15,217,027
Chilton Global Natural Resources Partners, L.P. [a,b]	21,000,000	23,846,926
EnerVest Energy Institutional Fund X-A, L.P. [b]	2,829,217	3,010,386
EnerVest Energy Institutional Fund XI-A, L.P. [b]	2,785,195	2,481,660
Intervale Capital Fund, L.P. [a,b]	875,441	786,655
Merit Energy Partners F-II, L.P. [b]	357,590	364,546
NGP Energy Technology Partners, L.P. [a,b]	719,750	693,212
Natural Gas Partners IX, L.P. [b]	686,933	564,525
Natural Gas Partners VIII, L.P. [b]	3,082,086	3,676,101
NGP Midstream & Resources, L.P. [b]	1,169,779	1,032,090
Ospraie Special Opportunities Fund, L.P. [a,b]	5,000,000	5,598,515
Pine Brook Capital Partners, L.P. [a,b]	991,695	933,010
Quantum Energy Partners IV, L.P. [a,b]	1,207,766	984,301
Southport Energy Plus Partners, L.P. [a,b]	21,083,819	28,716,611
Treaty Oak Partners, L.P. [a,b]	14,000,000	16,879,578
		158,426,563
Enhanced Fixed Income (20.17%) [c]
Anchorage Crossover Credit Fund, L.P. [a,b]	15,000,000	14,827,500
Anchorage Short Credit Fund II, L.P. [a,b]	24,000,000	33,304,317
ARX Global High Yield Securities Fund I, L.P. [a,b]	19,000,000	19,188,980
BDCM Partners I, L.P. [a,b]	23,500,000	21,344,292
Contrarian Capital Fund I, L.P. [a,b]	10,880,064	12,561,515
CPIM Structured Credit Fund 1000, L.P. [a,b]	1,042,483	670,449
D.B. Zwirn Special Opportunities Fund, L.P. [a,b]	8,092,619	9,835,469
Drawbridge Special Opportunities Fund, L.P. [a,b]	17,000,000	17,907,532
Halcyon European Structured Opportunities Fund L.P. [a,b]	16,000,000	13,698,663
Harbinger Capital Partners Fund I, L.P. [a,b]	9,567,661	11,521,673
Lazard Emerging Income Plus, LTD [b]	3,609,677	3,713,817
Marathon Special Opportunities Fund, L.P. [a,b]	5,937,116	5,977,568
Ore Hill Fund, L.P. [a,b]	7,221,928	7,871,982
Standard Pacific Asymmetric Opportunities Fund, L.P. [a,b]	13,000,000	12,897,300
Strategic Value Restructuring Fund, L.P. [a,b]	1,428,312	1,402,037

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments - March 31, 2008 (continued)

	Cost	Fair Value
Enhanced Fixed Income (20.17%) [c] (continued)
The Rohaytyn Group Local Currency Opportunity Partners, L.P. [a,b]	$10,000,000	$10,452,286
Venor Capital Partners, L.P. [a,b]	76,779	76,395
Z Capital Partners I, L.P. [a,b]	22,000,000	14,565,184
		211,816,959
Opportunistic Equity (31.58%) [c]
Algebris Global Financials Fund, L.P. [a,b]	19,000,000	21,384,798
Artis Technology Qualified 2X (Institutional), L.P. [a,b]	10,500,000	11,755,536
Asian Century Quest Fund (QP) L.P. [a,b]	19,000,000	19,075,037
CCM Small Cap Value Qualified Fund, L.P. [a,b]	2,500,000	2,582,406
Criterion Horizons Fund, L.P. [a,b]	14,000,000	14,621,775
CRM Windridge Partners, L.P. [a,b]	4,522,017	5,256,893
D.E. Shaw Oculus Fund LLC [a,b]	20,000,000	26,522,915
Drawbridge Global Macro Fund, L.P. [a,b]	1,855,840	1,905,524
Ellerston Global Equity Managers Fund (US), L.P. [a,b]	13,000,000	14,520,140
Encore Consumer Capital Fund, L.P. [b]	1,687,066	1,687,066
GMO Mean Reversion Fund, L.P. [a,b]	6,770,065	9,296,229
Gracie Capital L.P. [a,b]	1,239,620	1,084,213
Gradient Europe Fund, L.P. [a,b]	13,500,000	11,561,897
Biomedical Value Fund, L.P. [a,b]	15,500,000	12,997,182
HealthCor, L.P. [a,b]	17,000,000	20,817,629
Liberty Square Strategic Partners IV (Asia), L.P. [a,b]	16,000,000	15,036,246
Penta Asia Domestic Partners, L.P. [a,b]	10,000,000	9,437,094
Prism Partners QP, L.P. [a,b]	1,761,487	1,164,566
Samlyn Onshore Fund, L.P. [a,b]	15,000,000	18,100,467
Sansar Capital, L.P. [a,b]	19,000,000	18,467,252
SCP Ocean Fund, L.P. [a,b]	4,002,947	7,518,516
SR Global Fund, L.P. (Class B) Asia [a,b]	4,269,224	4,014,548
SR Global Fund, L.P. (Class C) International [a,b]	7,457,674	12,731,959
SR Global Fund, L.P. (Class F) Europe [a,b]	11,719,713	11,000,750
SR Global Fund, L.P. (Class G) Emerging [a,b]	6,281,970	10,531,281
Talaris (U.S.) Fund, L.P. [a,b]	1,062,155	863,440
The Raptor Global Fund, L.P. [a,b]	13,000,000	12,662,864
The Russian Prosperity Fund [a,b]	5,000,000	5,035,201
Viking Global Equities, L.P. [a,b]	11,500,000	12,284,815
Visium Long Bias Fund, L.P. [a,b]	18,964,983	17,868,648
		331,786,887

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments - March 31, 2008 (continued)

	Cost	Fair Value
Private Equity Composite (8.10%) [c]
ABRY Partners VI L.P. [a,b]	$286,345	$254,106
Actis Umbrella Fund, L.P. [b]	2,184,339	2,290,702
BDCM Opportunity Fund II, L.P. [a,b]	1,680,453	1,540,584
Brazos Equity Fund II, L.P. [b]	2,640,074	2,160,567
Carlyle Japan International Partners II, L.P. [a,b]	249,567	229,187
CJIP II Co-Invest, L.P. [a,b]	49,730	55,099
Carlyle Partners V, L.P. [a,b]	2,256,457	2,192,633
Claremont Creek Ventures, L.P. [a,b]	580,416	588,622
Crosslink Crossover Fund IV, L.P. [a,b]	4,403,262	5,745,297
Crosslink Crossover Fund V, L.P. [a,b]	10,000,000	9,423,227
Dace Ventures I, L.P. [a,b]	705,574	629,752
Darwin Private Equity I, L.P. [b]	2,265,267	1,971,877
Exponent Private Equity Partners II, L.P. [a,b]	244,812	190,373
Fairhaven Capital Partners, L.P. [a,b]	1,303,603	1,223,308
Gavea Investment Fund II A, L.P. [a,b]	3,750,000	3,937,874
Great Point Partners I, L.P. [b]	1,009,455	1,497,568
Halifax Fund II, L.P. [b]	859,213	739,407
Hancock Park Capital III, L.P. [b]	2,700,000	2,722,441
Healthcor Partners Fund, L.P. [a,b]	1,048,721	928,528
Integral Capital Partners VII, L.P. [a,b]	6,000,000	7,291,338
Integral Capital Partners VIII, L.P. [a,b]	10,000,000	8,526,205
Lehman Brothers Venture Partners V, L.P. [a,b]	656,853	609,863
Lighthouse Capital Partners VI, L.P. [a,b]	1,250,000	1,139,249
Mid Europa Fund III, L.P. [a,b]	766,672	708,943
OCM European Principal Opportunties Fund, L.P. [a,b]	3,720,307	4,962,417
OCM Mezzanine Fund II, L.P. [b]	4,010,000	4,052,136
Orchid Asia IV, L.P. [a,b]	407,794	354,135
Pipe Equity Partners, LLC [a,b]	3,824,693	4,707,499
Private Equity Investment Fund IV, L.P. [b]	2,272,946	2,282,420
RoundTable Healthcare Partners II, L.P. [a,b]	1,091,981	1,044,409
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]	500,000	427,291
Sanderling Venture Partners VI, L.P. [a,b]	600,000	559,028
Sterling Capital Partners II, L.P. [b]	1,367,938	1,626,316
Sterling Capital Partners III, L.P. [a,b]	1,002,775	777,761
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]	2,384,090	2,263,131
The Column Group, L.P. [b]	253,562	152,368
Trivest Fund IV, L.P. [a,b]	1,062,566	938,407
VCFA Venture Partners V, L.P. [b]	2,294,848	2,496,872
VCFA Private Equity Partners IV, L.P. [b]	900,026	1,600,976
Voyager Capital Fund III, LP [b]	343,622	266,753
		85,108,669

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments - March 31, 2008 (continued)

	Cost	Fair Value
Real Estate Composite (8.38%) [c]
Benson Elliot Real Estate Partners II, L.P. [a,b]	$2,878,978	$2,877,822
Colony Investors VII, L.P. [b]	2,765,289	3,197,900
Colony Investors VIII, L.P. [a,b]	3,267,549	3,240,500
DaVinci Corporate Opportunity Partners, L.P. [a,b]	479,504	248,581
Forum European Realty Income III, L.P. [b]	1,443,452	1,340,585
ING Clarion Global, L.P. [a,b]	6,283,925	6,777,685
New City Asia Partners (T), L.P. [a,b]	3,765,069	3,754,794
Oak Hill REIT Plus, L.P. [a,b]	8,000,000	8,872,508
ORBIS Real Estate Fund I [a,b]	2,973,392	2,807,755
Patron Capital L.P. III [a,b]	622,529	510,928
Phoenix Asia Real Estate Investments II, L.P. [a,b]	3,292,387	3,849,698
Rockwood Capital Real Estate Partners Fund VII, L.P. [a,b]	3,467,862	3,428,904
Security Capital Preferred Growth, Inc. [b]	1,714,042	1,016,736
Third Avenue Real Estate Opportunities Fund, L.P. [a,b]	20,000,000	16,345,217
Transwestern Mezzanine Realty Partner II, LLC [b]	1,843,736	1,818,300
WCP Real Estate Fund I, L.P. [a,b]	4,863,515	4,705,170
WCP Real Estate Strategies Fund, L.P. [a,b]	9,000,000	8,950,000
Wells Street Global Partners, L.P. [a,b]	14,686,675	14,313,860
		88,056,943

Total investments in Underlying Funds (Cost $1,023,292,397) (103.41%)!	1,086,374,717

Liabilities in excess of other assets (-3.41%)	(35,789,326)

Partners' capital - 100.00%	$1,050,585,391

a- Non-income producing
b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
c-Sectors are unaudited by Deloitte & Touche LLP.
Total cost and fair value of restricted underlying funds as of March 31, 2008 was $1,023,292,397 and $1,086,374,717, respectively.

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital - March 31, 2008

Assets

Investments in Underlying Funds, at fair value (cost $1,023,292,397)	$1,086,374,717
Cash and cash equivalents	34,410,734
Investments in Underlying Funds paid in advance	41,334,674
Receivable from redemption of Underlying Funds	17,825,903
Dividends and interest receivable	30,610
Withholding tax refund receivable	21,731
Prepaid assets	14,482
Other assets	13,922
Total assets	$1,180,026,773

Liabilities and partners' capital

Contributions received in advance	$69,134,431
Redemptions payable	58,900,000
Management fee payable	925,090
Professional fees payable	277,247
Accounting and administration fees payable	79,436
Risk management fees payable	67,781
Custodian fees payable	38,543
Topiary directors' fees payable	18,024
Printing fees payable	830

Total liabilities	129,441,382

Partners' capital	1,050,585,391

Total liabilities and partners' capital	$1,180,026,773

Partners' Capital:
Capital contributions (net)	987,838,397
Accumulated net investment loss	(11,009,931)
Accumulated net realized gains	10,574,605
Accumulated net unrealized appreciation on investments	63,082,320
Partners' capital	$1,050,485,391

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Statement of Operations - For the year ended March 31, 2008

Investment income
Dividends	$4,204,647
Interest	337,472
Total investment income	4,542,119

Operating expenses
Management fee	7,867,930
Accounting and administration fees	584,167
Risk management expense	502,654
Professional fees	328,931
Interest expense	256,726
Insurance expense	106,340
Line of credit fees	101,315
Custodian fees	89,810
Board of directors' fees	75,000
Software licensing fee	19,650
Compliance consulting fees	18,750
Printing expense	10,815
Other expenses	51,000
Total operating expenses	10,013,088
Net investment loss	(5,470,969)

Realized gain and change in unrealized appreciation on investments in Underlying Funds
Net realized gain from investments in Underlying Funds	8,474,227
Net increase in unrealized appreciation on investments in Underlying Funds	3,383,998

Net realized gain and change in unrealized appreciation on investments in Underlying Funds	11,858,225

Net increase in partners' capital resulting from operations	$6,387,256

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Statement of Changes in Partners’ Capital

Limited
Partners'
Capital*

Partners' Capital, at March 31, 2006	$213,520,988

Capital contributions	207,108,880

Capital withdrawals	(23,130,271)

Net investment loss	(3,115,957)

Net realized gain from investments in Underlying Funds	2,322,022

Net increase in unrealized appreciation on investments in Underlying Funds	35,414,077

Partners' Capital, at March 31, 2007	$432,119,739

Capital contributions	698,439,845

Capital withdrawals	(86,361,449)

Net investment loss	(5,470,969)

Net realized gain from investments in Underlying Funds	8,474,227

Net increase in unrealized appreciation on investments in Underlying Funds	3,383,998

Partners' Capital, at March 31, 2008	$1,050,585,391

*	As the General Partner does not own an interest in the Master Fund, the Limited Partners' capital represents total capital of the Master Fund.

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Statement of Cash Flows - For the year ended March 31, 2008

Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$6,387,256
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash used in operating activities:
Purchases of Underlying Funds	(707,074,901)
Proceeds from redemptions of Underlying Funds	71,906,594
Net realized gain from investments in Underlying Funds	(8,474,227)
Net increase in unrealized appreciation on investments in Underlying Funds	(3,383,998)
Increase in investments in Underlying Funds paid in advance	(24,018,127)
Increase in receivable from redemption of Underlying Funds	(11,921,639)
Increase in dividends and interest receivable	(3,594)
Decrease in withholding tax refund receivable	4,747
Decrease in prepaid assets	111,329
Increase in other assets	(13,923)
Increase in management fee payable	554,356
Increase in professional fees payable	180,472
Increase in accounting and administration fees payable	20,566
Decrease in risk management expense payable	(3,609)
Increase in custodian fees payable	27,873
Increase in topiary directors' fees payable	18,024
Increase in printing fees payable	830
Decrease in interest expense payable	(16,250)
Increase in line of credit fees payable	63,648
Net cash used in operating activities	(675,634,573)

Cash flows from financing activities:
Capital contributions (including increase in contributions received in advance)	738,204,899
Capital withdrawals (net of increase in redemptions payable)	(40,141,449)
Line of credit borrowings	98,000,000
Line of credit repayments	(101,000,000)
Net cash provided by financing activities	695,063,450

Net change in cash and cash equivalents	19,428,877

Cash and cash equivalents at beginning of year	14,981,857

Cash and cash equivalents at end of year	$34,410,734

Supplemental Disclosure of Interest Paid	$272,976

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008

1.	Organization

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an “Underlying Fund”) or by placing assets in an account directly managed by the Advisor. The Master Fund commenced operations on January 1, 2005. Prior to January 1, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, L.P.

On January 3, 2005, the Master Fund received capital contributions totaling $116,269,458, including contributions in the form of transfers-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund’s securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner is an affiliate of the Investment Manager. The General Partner has initially appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

Effective October 1, 2007, according to a reorganization plan (the “Master Fund Agreement”) approved by the Board and the board of directors of the Topiary Master Fund for Benefit Plan Investors (the “Topiary Master Fund”) by and between the Master Fund and the Topiary Master Fund, the Topiary Master Fund transferred to the Master Fund substantially all of the Topiary Master Fund’s assets and liabilities valued at approximately $89,739,000 in exchange for limited partnership interests in the Master Fund.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (continued)

1.	Organization (continued)

Effective October 1, 2007, according to the agreement and plan of reorganization (the “TEI Agreement”) and, together with the Master Fund Agreement, (the “Agreements”) by and between the Hatteras Multi-Strategy TEI Fund, L.P. (the “TEI Fund”) and, together with the Master Fund, (the “Hatteras Funds”) and Topiary Benefit Plan Investor Fund LLC (the “Topiary Feeder Fund”), the Topiary Feeder Fund transferred substantially all of its assets and liabilities to the TEI Fund in exchange for limited partnership interests in the TEI Fund, and distributed such limited partnership interests in the Master Fund to the members of the Topiary Feeder Fund in accordance with their respective interests (such transaction referred to as the “Feeder Fund Reorganization” and, together with Master Fund Reorganization, the “Reorganizations”).

The account balances in the Statement of Assets, Liabilities and Partners’ Capital includes remaining liabilities and assets obtained from the Topiary Master fund including a balance of $18,024 for fees payable related to the Topiary Master Fund’s board of directors.

2.	Significant Accounting Policies

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Investment Valuation - Investments in Underlying Funds

The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds as required by the Underlying Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (continued)

2.	Significant Accounting Policies (continued)

b. Investment Income

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

c. Fund Expenses

The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

d. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s income, gain, loss, deductions and credits.

The Master Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Master Fund. As of and during the period ended March 31, 2008, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Master Fund did not incur any interest or penalties. For the years ended December 31, 2005 through December 31, 2007 the Master Fund is open to examination by U.S. federal tax authorities and state tax authorities within California, Connecticut, Illinois, Indiana, Mississippi, New Jersey, New York, North Carolina, Oregon, Pennsylvania, Virginia, and New York City. For the years ended December 31, 2006 and December 31, 2007 the Master Fund is open for examination by state tax authorities within Alabama, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Iowa, Kansas, Kentucky, Louisiana, Maryland, Michigan, Minnesota, Missouri, Montana, New Hampshire, New Mexico, Ohio, Oklahoma, South Carolina, and West Virginia.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (continued)

2.	Significant Accounting Policies (continued)

e. Cash and Cash Equivalents

Cash and cash equivalents includes amounts held in an interest bearing demand deposit account. At March 31, 2008, the Master Fund held $34,410,734 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

f. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Allocation of Partners’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	Management Fee, Related Party Transactions and Other

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners’ capital determined as of the last day of the month (before repurchase of interests).

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (continued)

4.	Management Fee, Related Party Transactions and Other (continued)

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $30,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

UMB Bank, n.a. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund. UMB Investment Services Group serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners’ capital, subject to certain minimums.

5.	Investment Transactions

Total purchases of Underlying Funds for the year ended March 31, 2008 amounted to $707,074,901. Total proceeds from redemptions of Underlying Funds for the year ended March 31, 2008 amounted to $71,906,594. The cost of investments in Underlying Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund relies upon actual and estimated tax information provided by the underlying funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2008.

6.	Risk Factors

An investment in the Master Fund involves significant risks ,including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of the Master Fund.

Underlying Funds generally require the Advisor to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Underlying Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Partners will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (continued)

7.	Line of Credit

On May 1, 2006, the Master Fund entered into a $20,000,000 unsecured, uncommitted revolving loan facility (“Facility”), for the purpose of financing short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts, investing in new managers, or as general working capital. The Facility can be terminated on demand by the lender. The facility was increased for a ninety day period on October 1, 2007 to $65,000,000 and reduced to $30,000,000 on November 26, 2007. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of a) the prime commercial rate as announced from time to time, or b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At March 31, 2008, the Master Fund had no borrowings, fees or interest payable outstanding under the Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended March 31, 2008 was 6.79%, $3,730,874, and $55,000,000, respectively.

8.	Repurchase of Partners’ Interests

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. On March 31, 2006, the Investment Manager recommended to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Master Fund does not intend to distribute to the partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.	Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Commitments

As of March 31, 2008, the Master Fund had outstanding investment commitments to Underlying Funds totaling $181,068,259.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (continued)

11.	Financial Highlights

The financial highlights are intended to help an investor understand the Master Fund’s financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners’ capital. The ratios do not reflect the Master Fund’s proportionate share of income and expenses from Underlying Funds. The ratios are annualized for periods of less than a year.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for periods of less than a year.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements - March 31, 2008 (concluded)

11.	Financial Highlights (continued)

	For the Years Ended March 31,			For the period from January 1, 2005 (commencement of operations) through
	2008	2007	2006	March 31, 2005

Total return amortizing organizational expenses*	- **	- **	- **	0.23% *

Total return	3.74%	9.31%	13.79%	0.17%

Partners' capital, end of period (000)	$1,050,585	$432,120	$213,521	$116,827

Portfolio Turnover	9.54%	14.03%	19.35%	3.72%

Annualized Ratios:

Net investment loss	(0.72)%	(0.96)%	(1.23)%	(1.43)%

Total operating expenses	1.32%	1.39%	1.52%	1.50%

* Return is indicative of amortizing organizational expenses over 60 months for tax purposes.
** Organizational costs were fully expensed as of March 31, 2005.

12.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (SFAS 157), “Fair Value Measurements”, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issues for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The adoption of SFAS 157 is not expected to have a material impact on the Fund’s financial statements.

13.	Subsequent Events

Effective April 1, 2008 and May 1, 2008, there were additional capital contributions of $69,134,431 and $99,422,154 respectively.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Board of Directors(unaudited)

The identity of the Board Members and brief biographical information is set forth below.

Name, Age & Address	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director or Officer
INTERESTED DIRECTORS
David B. Perkins*, 45 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	President and Chairman of the Board of Directors of each fund in the Fund Complex	Since Inception	Mr. Perkins has been Chairman and President of each fund in the Fund Complex since inception. Mr. Perkins became the President and Managing Principal of the Investment Manager in September 2003 and became the co-founder and Managing Partner of CapFinancial Partners, LLC in April 2003. Prior to that, he was Managing Partner at Wachovia Securities Financial Network, Inc. from June 2002 to September 2003 and Managing Principal of CapTrust Financial Advisors, LLC from October 1997 to June 2002.	5
INDEPENDENT DIRECTORS
Steve E. Moss, 52 918 Meadow Lane Henderson, NC 27536	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996. Mr. Moss has been a Director and Member of the Audit Committee of each fund in the Fund Complex since December 2004.	5
H. Alexander Holmes, 65 3408 Landor Road Raleigh, NC 27609	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993. Mr. Holmes has been a Director and Member of the Audit Committee of each Fund in the Fund complex since December 2004.	5
Gregory S. Sellers, 46 2643 Steeplechase Road Gastonia, NC 28056	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Sellers became the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer, in April 2003. Prior to that, he was the Vice President of Finance at Parksdale Mills, Inc., a cotton and cotton blend yarns producer, from January 1991 to April 2003. Mr. Sellers has been a Director and Member of the Audit Committee of each fund in the Fund Complex since December 2004.	5
Art Lottes, 55 4813 Wynneford Way Raleigh, NC 27615	Director; Audit Committee Member of each fund in the Fund Complex	Since November 2007	Mr. Lottes was the President of CARQUEST Corporation, an automotive aftermarket company until December 2005. Mr. Lottes was a Board member of CARQUEST and General Parts until December 2005.	5

* Mr. Perkins is deemed to be an "interested" Director of the Funds because of his affiliation with the Investment Manager.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Fund Management(unaudited)

Set forth below is the name, age, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name, Age & Address	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director or Officer
OFFICERS
J. Michael Fields, 33 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer of each fund in the Fund Complex	Since Inception
Mr. Fields has been the Treasurer since inception of the Funds. Mr. Fields became a Director of the Investment Manager in September 2003. Prior to joining the Investment Manager, Mr. Fields was employed by CapTrust Financial Advisors from August 2002 to September 2003. Prior to joining CapTrust, Mr. Fields was employed by Morgan Stanley in Atlanta, Georgia from January 2000 to August 2002.
N/A
Andrew P. Chica, 32 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer of each fund in the Fund Complex	Since 2008
Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Mark C. Brunner, 32 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary of each fund in the Fund Complex	Since 2008
Mr. Brunner joined Hatteras in July 2007 to serve as Manager of the Fund Complex. He directs day-to-day operations of the Hatteras Funds and also serves as Secretary of each fund in the Fund Complex. Prior to joining Hatteras, Mr. Brunner managed portfolio accounting at BlackRock in Wilmington, DE. From October 2003 to February 2007, he worked as a Supervisor of Fund Accounting for mutual fund clients at Delaware Investments. He served in a similar accounting role at SEI Investments from September 1998 to September 2003.
N/A

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Other Information (unaudited)

Annual Renewal of Investment Management Agreement

At a meeting of the Board of the Master Fund held on February 26, 2008, by a unanimous vote, the Board of the Master Fund, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Agreement. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Limited Partners of the Master Fund managed by the Investment Manager (collectively, the “Funds”). The materials also included comparisons of the performance of each of the Master Fund’s investment sectors versus a relevant benchmark.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Directors then met separately with independent counsel to the Independent Directors for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement.

DISCUSSION OF FACTORS CONSIDERED

(a) The nature and quality of the advisory services to be rendered, including:

(i) an analysis of the performance of the Master Fund relative to its stated objectives; whether the adviser been successful in reaching its goals;

(ii) a study of the Master Fund’s performance compared to relevant market indices and to similar funds (i.e., similar investment objectives and same approximate size), evaluating both the long-term and short-term performance record of the Master Fund; and

(iii) a consideration of the quality of any other services provided for or to the Master Fund in addition to the provision of investment advice.

(b) The experience and qualifications of the personnel providing such services, including:

(i) familiarity with the number, background and general qualifications of the personnel in the adviser’s investment management group;

(ii) allocation of responsibility for the Master Fund; percentage of time devoted to the Master Fund; and

(iii) the process by which investment decisions are made by the adviser’s personnel; criteria for securities selection and the controls used by the adviser to ensure that the criteria are met.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Other Information (unaudited) (continued)

Annual Renewal of Investment Management Agreement (continued)

(c) The fee structures, the existence of any fee waivers, and the Master Fund’s expense ratios in relation to those of other investment companies having comparable investment policies and limitations, including:

(i) consideration of whether the fee schedule, including any “breakpoints,” reflects economies of scale of managing a larger fund; and

(ii) comparisons of expense ratios which reflect relative costs to the Master Fund of the relationships of the Master Fund with its adviser; consideration of whether a low expense ratio is attributable to non-advisory expenses; a review of comparative information setting forth a percentage breakdown of advisory and non-advisory expenses related to net assets; consideration of whether the expense ratio resulted from reimbursing or reducing fees to maintain a certain limitation.

(d) The fees charged by the adviser and other investment advisers to similar clients (minimal weight accorded this factor), including:

(i) consideration of the type and quality of services provided by, and the client-related expenses borne by, the adviser.

(e) The direct and indirect costs which may be incurred by the adviser and its affiliates in performing services for the Master Fund and the basis of determining and allocating these costs, including:

(i) consideration of, among other things, the extent to which management personnel and office space for Master Fund operations are provided, as well as investment advice, the extent to which other client advisory fees support the same personnel and office facilities.

(f) Possible economies of scale arising from the Master Fund’s size and/or anticipated growth, including:

(i) investigation of the extent to which economies of scale exist and whether such economies are reflected appropriately in the advisory fees as the Master Fund grows larger; and

(ii) consideration of the total of all assets managed by the adviser, as well as the total number of investment companies and other clients serviced by the adviser.

(g) Other possible benefits to the adviser and its affiliates arising from its relationship with the Master Fund, including:

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Other Information (unaudited) (continued)

Annual Renewal of Investment Management Agreement (continued)

(i) consideration of the adviser’s expenses and profits from the Master Fund, as compared to the expenses and profits derived from the adviser’s other clients, in determining the fairness of the advisory contract, i.e., whether the Master Fund is charged higher fees than other clients of the adviser for similar services;

(ii) consideration of the extent to which the adviser receives benefits (such as research and statistical services) as a result of brokerage generated by the Master Fund, and the extent to which the Master Fund shared in such benefits; and

(iii) consideration of collateral benefits to the adviser of compensation received by the adviser and its affiliates.

(h) Possible alternative fee structures or bases for determining fees, including

(i) consideration of alternatives — flat percentage of net assets; or breakpoints in the advisory fee schedule reflecting economies of scale.

Conclusion

After receiving full disclosure of relevant information of the type described above, The Board of Directors of the Master Fund concluded that the compensation and other terms of the investment advisory agreement is in the best interests of the Master Fund’s shareholders.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Other Information (unaudited) (concluded)

2008 Proxy Results

A Special Meeting of the Limited Partners of the Master Fund was held on November 26, 2007 as reconvened on December 3, 2007 to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:

1.	Approval of Directors.

Director	Votes For	Votes Witheld
H. Alexander Holmes	97.480%	2.520%
Arthur E. Lottes, III	97.480%	2.520%
Steve E. Moss	97.480%	2.520%
David Perkins	97.430%	2.570%
Gregory S. Sellers	97.480%	2.520%

2.	To Appoint Deloitte & Touche LLP as the Master Funds' independent registered public accounting firm for the fiscal year ending March 31, 2008.

Votes For	99.222%
Against the resolution	0.486%
Abstained	0.292%

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling 1-800-504-9070.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Messrs. Steve E. Moss, H. Alexander Holmes and Gregory S. Sellers are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $9,450 for 2007 and $11,550 for 2008.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $340 for 2007 and $500 for 2008. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2007 and $0 for 2008.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

HATTERAS INVESTMENT PARTNERS LLC
HATTERAS MASTER FUND, L.P.
HATTERAS MULTI-STRATEGY FUND I, L.P.
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.
HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Investment Partners, LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Funds and other advisory clients of Hatteras invest, directly or indirectly, substantially all of their assets in securities of pooled investment vehicles or separate accounts, which are private partnerships, limited liability companies or similar entities managed by third-party investment managers (collectively, "Advisor Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. To the extent that we or our clients receive notices or proxies from Advisor Funds (or receive proxy statements or similar notices in connection with any other portfolio securities), Hatteras has proxy voting responsibilities.

With respect to proxies issued by Hatteras Master Fund, L.P. (the "Master Fund"), the feeder funds which invest in the Master Fund have delegated proxy voting authority to Hatteras. Hatteras will vote proxies in a manner that it deems to be in the best interests of the Funds. In general, the Investment Manager believes that voting proxies in accordance with the policies described below will be in the best interests of its clients. If an analyst, trader or partner of the Hatteras believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a client, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

Hatteras will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. Hatteras will generally vote in favor of management or shareholder proposals that Hatteras believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, Hatteras will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of Hatteras' clients.

If a proxy includes a matter to which none of the specific policies described above or in Hatteras' stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, Hatteras and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on by Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund I, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. or Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the "Registered Funds") presents an actual or potential conflict of interest involving Hatteras (or an affiliate of Hatteras), any issuer of a security for which Hatteras (or an affiliate of Hatteras) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom Hatteras (or an affiliate of Hatteras) has an existing material contract or business relationship not entered into in the ordinary course of business (Hatteras and such other persons having an interest in the matter being called "Interested Persons"), Hatteras will make written disclosure of the conflict to the Independent Directors of the applicable Fund(s) indicating how Hatteras proposes to vote on the matter and its reasons for doing so. If the Investment Manager does not receive timely written instructions as to voting or non-voting on the matter from the applicable Registered Fund's Independent Directors, Hatteras may take any of the following actions which it deems to be in the best interests of the Fund: (1) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (2) vote on the matter in the manner proposed to the Independent Directors if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Registered Fund each are required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each of the Registered Fund's Form N-PX filing is available: (1) without charge, upon request, by calling (800) 504-9070; or (2) by visiting the SEC's website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee of Hatteras Investment Partners LLC (the "Investment Manager"), who are primarily responsible for the day-to-day portfolio management of the Hatteras Master Fund, L.P. (the "Fund") as of March 31, 2008:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Mark W. Yusko	Principal and co-founder of the Investment Manager	Since January 2004 (inception)
Mr. Yusko became a Principal and co-founder of the Investment Manager in September 2003 and President and Chief Executive Officer of Morgan Creek Capital Management, LLC in July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.
Asset allocation; underlying manager selection; and portfolio construction

David B. Perkins	President and Managing Principal of the Investment Manager	Since January 2004 (inception)
Mr. Perkins became the President and Managing Principal of the Investment Manager in September 2003 and co-founder and Managing Partner of CapFinancial Partners, LLC in April 2003. Previously, Mr. Perkins was Managing Partner at Wachovia Securities Financial Network, Inc. from June 2002 to September 2003 and as Managing Principal of CapTrust Financial Advisors, LLC from October 1997 to June 2002.
Systems analyst; and strategic recommendations and portfolio oversight

Joshua E. Parrott	Director of Risk Management of the Investment Manager	Since March 2004
Mr. Parrott joined the Investment Manager as an Analyst in March 2004 and became the Director of Risk Management in January 2005. Previously, Mr. Parrott was employed as an Analyst by Dialectic Capital Management in 2003 and as a Financial Advisor at Morgan Stanley from February 1999 to March 2003.
Risk management; underlying manager due diligence; operational due diligence; and performance analysis

 (a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2008:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

Mark W. Yusko	Registered Investment Companies	8	$7,500,000,000	0	$0
	Other Pooled Investment Vehicles	13	$4,200,000,000	13	$4,200,000,000
	Other Accounts	16	$1,700,000,000	16	$1,700,000,000

David B. Perkins	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

Joshua E. Parrott	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

Potential Conflicts of Interests

Mr. Yusko is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher, lower or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Messrs. Perkins and Parrott do not manage any other accounts and therefore no material conflicts of interest arise out of their management of the registrant.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee of the Investment Manager includes a combination of the following: (i) fixed annual salary; (ii) a variable portion of the management fee paid by the Master Fund to the Investment Manager; and (iii) a variable portion of any incentive compensation paid by the registrant, or any other feeder fund, to the Investment Manager or its affiliates. The portions of the management fee and incentive fee paid to a member of the Investment Committee are based on the pre-tax performance of the Fund as compared to a benchmark. The Investment Manager uses the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year as a benchmark for the Fund's pre-tax performance when determining the variable components of the compensation of members of the Investment Committee.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Investment Manager indirectly in the Master Fund as of March 31, 2008:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

Mark W. Yusko	$100,001 to $500,000
David B. Perkins	$100,001 to $500,000
Joshua E. Parrott	$50,001 to $100,000

(b) Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hatteras Multi-Strategy TEI Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President &
Chief Executive Officer
(principal executive officer)

Date	June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President &
Chief Executive Officer
(principal executive officer)

Date	June 9, 2008

By (Signature and Title)*	/s/ J. Michael Fields
J. Michael Fields, Chief Financial Officer
(principal financial officer)

Date	June 9, 2008

* Print the name and title of each signing officer under his or her signature.